Related Party Transactions - Schedule of Other Transactions with Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	$ 2,134	$ 1,859	$ 1,930
Adexus S A [member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$			(8)
Bcycle Latam SPA [member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$			(2,165)
Centro Cultural Corpgroup SpA [member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$	(311)
Combanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$	(534)	(464)	(472)
Comder Contraparte Central S.A [Member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$	(1,482)	(849)	(826)
Compania Chilena de Television S A [Member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$			(8)
Corp Group Holding Inversiones Limitada [member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$	(239)	(447)	(537)
Hotel Corporation of Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$			(8)
Inmobiliaria Edificio Corpgroup S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$		(13,326)	(14,175)
Effect on income (loss) Expense MCh$		(2,166)	(4,693)
Inmobiliaria Gabriela S A [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(566)	(632)	(708)
Effect on income (loss) Expense MCh$		(132)	(128)
Inversiones Corp Group Interhold Ltda [member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$	(1,447)	(2,711)	(2,613)
Itau BBA securities New York [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	77	1,894
Effect on income (loss) Income MCh$	1,342	2,065
Itau Chile Inv. Serv.y Administracion S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(381)	(67)	(198)
Effect on income (loss) Expense MCh$	(113)	(818)	(1,143)
Itau Unibanco S.A [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$			1,549
Effect on income (loss) Income MCh$			2,213
Effect on income (loss) Expense MCh$	(1,507)	(655)
Banco Ita International [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	736
Effect on income (loss) Income MCh$	1,713
Banco Ita (Suisse) S.A. [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	2
Effect on income (loss) Income MCh$	7
Operadora de Tarjeta de Credito Nexus S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$	(3,248)	(3,740)	(3,319)
Pulso Editorial S.A [Member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$		(70)	(24)
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$	(4,678)	(3,566)	(3,094)
SMU SA, Rendic Hnos. S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$			991
Effect on income (loss) Expense MCh$		(991)	(2,388)
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on income (loss) Expense MCh$	$ (13,037)	$ (8,218)	$ (13,177)